Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Details) - Accounts Receivable from Urgent and Primary Care - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Estimated allowance for uncollectible amounts	$ (125,000)	$ (300,000)	$ (341,000)	$ (336,000)
Urgent And Primary Care [Member]
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Accounts receivable	2,616,000	2,434,000
Estimated allowance for uncollectible amounts	(1,538,000)	(847,000)
Accounts receivable, net	$ 1,078,000	$ 1,587,000